UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	5/31

Date of reporting period:	5/31/26

Item 1. Reports to Stockholders.

(a)

Weitz Core Plus Bond ETF

(WCPB) NYSE Arca, Inc.

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about Weitz Core Plus Bond ETF for the period of August 12, 2025 to May 31, 2026. You can find additional information about the Fund at https://weitzinvestments.com/products/etfs/wcpb/core-plus-bond/default.fs. You can also request this information by contacting us at 1-800-304-9745.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Weitz Core Plus Bond ETF	$37	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

The Fund (Ticker: WCPB) returned 4.44% based on NAV and 4.56% based on market price for the period from inception (August 12, 2025) through May 31, 2026.

Agency mortgage-backed securities (MBS), corporate bonds, collateralized loan obligations (CLOs), U.S. Treasuries, and asset-backed securities (ABS) were the top contributors to performance. Credit markets remained generally resilient during the period, supporting returns across spread sectors. MBS benefited from coupon income and constructive market conditions, while corporate bonds contributed through a combination of income and stable credit spreads. Within the corporate bond sector, high yield securities were a meaningful contributor. CLOs and ABS added to performance through attractive income and modest price appreciation, while U.S. Treasuries also contributed during the period.

For additional manager insights, visit weitzinvestments.com.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Weitz Core Plus Bond ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$10,600
$10,400
$10,200
$10,000
$10,444
$10,312
08/12/25
08/31/25
09/30/25
10/31/25
11/30/25
12/31/25
01/31/26
02/28/26
03/31/26
04/30/26
05/31/26

Table Summary
	Weitz Core Plus Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
08/12/25	$10,000	$10,000
08/31/25	$10,080	$10,052
09/30/25	$10,206	$10,162
10/31/25	$10,280	$10,225
11/30/25	$10,329	$10,289
12/31/25	$10,326	$10,274
01/31/26	$10,386	$10,285
02/28/26	$10,501	$10,453
03/31/26	$10,332	$10,269
04/30/26	$10,394	$10,280
05/31/26	$10,444	$10,312

Average Annual Total Returns

Table Summary
Since Inception (August 12, 2025)
Weitz Core Plus Bond ETF - NAV	4.44%
Bloomberg U.S. Aggregate Bond Index	3.12%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-304-9745.

Fund Statistics

Table Summary
Net Assets	$197,959,070
Number of Portfolio Holdings	161
Total Advisory Fees Paid	$174,179
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	20.1%
Collateralized Mortgage Obligations	0.1%
Corporate Bonds	21.6%
U.S. Government & Agencies	58.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

MBS Passthrough 30.4%
U.S. Treasury Obligations 28.4%
ABS 12.5%
Financials 6.7%
CLO 6.0%
Consumer Discretionary 5.9%
Technology 3.6%
Communications 3.1%
Industrials 1.1%
CMBS 0.7%
CMO 0.6%
Materials 0.6%
Energy 0.5%
Real Estate 0.2%
Utilities 0.1%
Liabilities in Excess of Other Assets -0.4%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Utilities	0.1%
Real Estate	0.2%
Energy	0.5%
Materials	0.6%
CMO	0.6%
CMBS	0.7%
Industrials	1.1%
Communications	3.1%
Technology	3.6%
Consumer Discretionary	5.9%
CLO	6.0%
Financials	6.7%
ABS	12.5%
U.S. Treasury Obligations	28.4%
MBS Passthrough	30.4%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bond	11.3%
United States Treasury Bond	3.8%
Freddie Mac Pool	3.3%
United States Treasury Bond	2.8%
Freddie Mac Pool	2.7%
United States Treasury Bond	1.9%
Freddie Mac Pool	1.9%
United States Treasury Bond	1.7%
United States Treasury Bond	1.7%
United States Treasury Bond	1.7%

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

Weitz Core Plus Bond ETF

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://weitzinvestments.com/products/etfs/wcpb/core-plus-bond/default.fs), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-WCPB

Weitz Multisector Bond ETF

(WMSB) NYSE Arca, Inc.

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about Weitz Multisector Bond ETF for the period of November 4, 2025 to May 31, 2026. You can find additional information about the Fund at https://weitzinvestments.com/products/etfs/wmsb/multisector-bond/default.fs. You can also request this information by contacting us at 1-800-304-9745.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Weitz Multisector Bond ETF	$38	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

The Fund (Ticker: WMSB) returned 3.03% based on NAV and 3.28% based on market price for the period from inception (November 4, 2025) through May 31, 2026.

Corporate bonds, Agency mortgage-backed securities (MBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) were the top contributors to performance. Credit-sensitive sectors generally benefited from supportive market conditions and attractive income generation during the period. Corporate bonds were the largest contributor, led by high yield securities. MBS contributed through income, while CLOs and ABS added to performance through attractive carry and modest price appreciation. CMBS also contributed positively.

For additional manager insights, visit weitzinvestments.com.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Weitz Multisector Bond ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$10,400
$10,300
$10,200
$10,100
$10,000
$10,303
$10,082
11/04/25
11/30/25
12/31/25
01/31/26
02/28/26
03/31/26
04/30/26
05/31/26

Table Summary
	Weitz Multisector Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
11/04/25	$10,000	$10,000
11/30/25	$10,078	$10,059
12/31/25	$10,157	$10,044
01/31/26	$10,273	$10,054
02/28/26	$10,265	$10,219
03/31/26	$10,172	$10,039
04/30/26	$10,255	$10,050
05/31/26	$10,303	$10,082

Average Annual Total Returns

Table Summary
Since Inception (November 4, 2025)
Weitz Multisector Bond ETF - NAV	3.03%
Bloomberg U.S. Aggregate Bond Index	0.82%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-304-9745.

Fund Statistics

Table Summary
Net Assets	$15,023,866
Number of Portfolio Holdings	85
Total Advisory Fees Paid	$0
Portfolio Turnover	40%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	30.9%
Corporate Bonds	31.4%
U.S. Government & Agencies	37.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

MBS Passthrough 37.4%
ABS 16.3%
CLO 12.2%
Financials 9.3%
Consumer Discretionary 8.2%
Communications 4.0%
Technology 3.7%
Industrials 3.0%
Energy 2.1%
CMO 1.3%
CMBS 1.0%
Materials 0.7%
Real Estate 0.3%
Other Assets in Excess of Liabilities 0.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Real Estate	0.3%
Materials	0.7%
CMBS	1.0%
CMO	1.3%
Energy	2.1%
Industrials	3.0%
Technology	3.7%
Communications	4.0%
Consumer Discretionary	8.2%
Financials	9.3%
CLO	12.2%
ABS	16.3%
MBS Passthrough	37.4%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Freddie Mac Pool	6.9%
Freddie Mac Pool	6.1%
Fannie Mae Pool	4.2%
Freddie Mac Pool	3.7%
Freddie Mac Pool	3.3%
NMABS Issuer I, LLC, C	3.3%
Fannie Mae Pool	3.1%
Freddie Mac Pool	2.7%
Fannie Mae Pool	2.3%
ACREC 2021-FL1 Ltd., D	2.0%

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

Weitz Multisector Bond ETF (WMSB)

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://weitzinvestments.com/products/etfs/wmsb/multisector-bond/default.fs), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-WMSB

Weitz Short Duration Bond ETF

(WSDB) NYSE Arca, Inc.

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about Weitz Short Duration Bond ETF for the period of March 31, 2026 to May 31, 2026. You can find additional information about the Fund at https://weitzinvestments.com/products/etfs/wsdb/short-duration-bond/default.fs. You can also request this information by contacting us at 1-800-304-9745.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Weitz Short Duration Bond ETF	$8	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

The Fund (Ticker: WSDB) returned 0.40% based on NAV and 0.40% based on market price for the period from inception (March 31, 2026) through May 31, 2026.

During the initial ramping up of the portfolio, we focused on asset-backed securities (ABS), which were the largest contributor to performance during the period. Corporate bonds were the second-largest contributor, benefiting from coupon income and stable credit market conditions. We also invested in U.S. Treasuries, collateralized mortgage obligations (CMOs), and Agency mortgage-backed securities (MBS), which rounded out the top five contributors. As the portfolio continues to scale, we expect to expand investments across a broad range of securitized, corporate, and government sectors as opportunities arise.

For additional manager insights, visit weitzinvestments.com.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Weitz Short Duration Bond ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$10,100
$10,000
$10,042
$10,040
03/31/26
04/30/26
05/31/26

Table Summary
	Weitz Short Duration Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
03/31/26	$10,000	$10,000
04/30/26	$10,020	$10,011
05/31/26	$10,040	$10,042

Average Annual Total Returns

Table Summary
Since Inception (March 31, 2026)
Weitz Short Duration Bond ETF - NAV	0.40%
Bloomberg U.S. Aggregate Bond Index	0.42%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-304-9745.

Fund Statistics

Table Summary
Net Assets	$5,619,945
Number of Portfolio Holdings	52
Total Advisory Fees Paid	$0
Portfolio Turnover	2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	26.7%
Collateralized Mortgage Obligations	3.5%
Corporate Bonds	5.9%
U.S. Government & Agencies	63.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
55.7%
CMO
14.4%
ABS
10.3%
MBS Passthrough
3.1%
Financials
2.7%
CLO
1.8%
Technology
1.4%
Real Estate
0.9%
Communications
0.4%
Other Assets in Excess of Liabilities
9.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.3%
Communications	0.4%
Real Estate	0.9%
Technology	1.4%
CLO	1.8%
Financials	2.7%
MBS Passthrough	3.1%
ABS	10.3%
CMO	14.4%
U.S. Treasury Obligations	55.7%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	14.2%
United States Treasury Note	8.9%
United States Treasury Note	8.8%
United States Treasury Note	7.0%
United States Treasury Note	7.0%
United States Treasury Note	4.5%
United States Treasury Note	3.5%
Freddie Mac REMICS, DA	2.3%
Fannie Mae Pool	2.2%
United States Treasury Note	1.8%

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

Weitz Short Duration Bond ETF (WSDB)

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://weitzinvestments.com/products/etfs/wsdb/short-duration-bond/default.fs), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-WSDB

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for the last fiscal year for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are as follows:

2026 – $30,750

(b)	Audit-Related Fees. There were no fees billed in the last fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $8,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in the last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended May 31,2026.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal year ended May 31, 2026, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Weitz Core Plus Bond ETF
(Symbol: WCPB)

Weitz Multisector Bond ETF
(Symbol: WMSB)

Weitz Short Duration Bond ETF
(Symbol: WSDB)

Annual Financial Statements
and Additional Information
May 31, 2026

1-800-304-9745
https://weitzinvestments.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 20.2%
	ARMS — 0.5%
1,000,000	Audax Senior Debt Clo 7, LLC Series 7A AR2(a),(b)	TSFR3M + 1.600%	5.2460	04/20/35	$1,001,750

	AUTO LOAN — 4.2%
860,000	ACM Auto Trust 2025-3 Series 3A B(a)		6.0800	07/20/32	858,314
669,868	ACM Auto Trust 2025-4 Series 4A A(a)		5.8700	05/20/30	671,296
990,653	FHF Issuer Trust 2025-1 Series 1A A2(a)		4.9200	02/15/31	990,367
1,000,000	FHF Issuer Trust 2026-1 Series 1A A2(a)		5.4100	09/16/30	1,003,110
1,364,094	Lendbuzz Securitization Trust 2026-1 Series 1A C(a)		5.7400	09/15/31	1,351,514
909,396	Lendbuzz Securitization Trust 2026-1 Series 1A D(a)		6.8600	02/15/33	908,070
500,000	United Auto Credit Securitization Trust Series 1 C(a)		5.0600	06/10/31	498,476
500,000	United Auto Credit Securitization Trust Series 1 D(a)		5.6500	07/10/31	498,735
1,700,000	United Auto Credit Securitization Trust 2025-1 Series 1 E(a)		7.7100	10/10/31	1,570,800
					8,350,682
	CF-CLO-CRE — 3.7%
350,000	A10 2025-FL6 Issuer, LLC Series FL6 A(a),(b)	TSFR1M + 1.465%	5.0920	05/15/42	350,545
250,000	ACREC 2021-FL1 Ltd. Series FL1 C(a),(b)	TSFR1M + 2.264%	5.8900	10/16/36	251,272
2,050,000	ACREC 2021-FL1 Ltd. Series FL1 D(a),(b)	TSFR1M + 2.764%	6.3900	10/16/36	2,057,470
1,500,000	ACREC 2026-FL4, LLC Series FL4 A(a),(b)	TSFR1M + 1.450%	5.0750	01/18/43	1,502,161
200,000	BRSP 2024-FL2 Ltd. Series FL2 E(a),(b)	TSFR1M + 6.539%	10.1510	08/19/37	203,896
1,500,000	FS RIALTO Series FL2 D(a),(b)	TSFR1M + 2.914%	6.5400	05/16/38	1,502,467
143,331	GPMT 2021-FL3 Ltd. Series FL3 AS(a),(b)	TSFR1M + 1.964%	5.5900	07/16/35	143,002
173,701	GPMT 2021-FL4 Ltd. Series FL4 A(a),(b)	TSFR1M + 1.464%	5.0430	12/15/36	174,238
1,000,000	LMNT CRE 2025-FL3, LLC Series FL3 C(a),(b)	TSFR1M + 2.750%	6.3480	07/21/43	1,000,059
52,224	PFP 2024-11 Ltd. Series 11 A(a),(b)	TSFR1M + 1.832%	5.4700	09/17/39	52,281
50,000	STWD 2022-FL3 Ltd. Series FL3 AS(a),(b)	SOFR30A + 1.800%	5.4430	11/15/38	49,902
					7,287,293
	CF-CLO-LL — 0.1%
200,000	Starwood 2025-SIF6, LLC Series SIF6A A1(a),(b)	TSFR3M + 1.550%	5.2300	10/17/37	200,350

	CF-CLO-MML — 0.9%
500,000	ASP PIF CLO I, LLC Series 1A A1(a),(b)	TSFR3M + 1.480%	5.1400	01/15/38	498,595
1,000,000	Cerberus Loan Funding XL, LLC Series 1A AR(a),(b)	TSFR3M + 1.600%	5.2500	03/22/35	1,000,000
300,000	Fortress Credit Opportunities IX CLO Ltd. Series 9A BR(a),(b)	TSFR3M + 2.212%	5.8850	10/15/33	300,050
					1,798,645

See accompanying notes to financial statements.

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 20.2% (Continued)
	CLO — 1.3%
500,000	Eldridge MMPC CLO 2026-2 Ltd. Series 2A A1(a),(b)	TSFR3M + 1.600%	5.2240	07/15/38	$500,788
500,000	MCF CLO IX Ltd. Series 1A AR3(a),(b)	TSFR3M + 1.620%	5.2580	04/17/39	500,705
1,500,000	Owl Rock CLO XX, LLC Series 20A C(a),(b)	TSFR3M + 2.100%	5.7670	10/24/34	1,500,365
					2,501,858
	NON AGENCY CMBS — 0.7%
750,000	COLEM 2022-HLNE Mortgage Trust Series HLNE B(a),(c)		2.4610	04/12/42	707,209
200,000	NRTH Commercial Mortgage Trust 2025-PARK Series A(a),(b)	TSFR1M + 1.393%	5.0200	10/15/40	200,516
408,036	SKY Trust 2025-LINE Series A(a),(b)	TSFR1M + 2.589%	6.2160	04/15/42	409,853
					1,317,578
	OTHER ABS — 8.3%
977,365	ABPCI Direct Lending Fund A.B.S I Ltd. Series 1A B(a)		4.9350	12/29/30	936,552
1,652,805	Golub Capital Partners A.B.S Funding 2019-1 Ltd. Series 1 AR(a)		3.1000	07/20/30	1,566,288
1,764,464	Golub Capital Partners A.B.S Funding 2021-2 Ltd. Series 2A A(a)		2.9440	10/19/29	1,628,781
950,337	GoodLeap Home Improvement Solutions Trust 2026-1 Series 1A A(a)		5.3100	12/20/49	947,560
1,000,000	Lightpath Fiber Issuer, LLC Series 1A A2(a)		5.5970	03/25/56	1,001,568
1,500,000	Lmdv Issuer Company, LLC Series 1A A2(a)		5.3100	12/15/55	1,490,985
1,500,000	MetroNet Infrastructure Issuer, LLC Series 4A A2(a)		5.1630	12/20/55	1,497,663
749,063	NMABS Issuer I, LLC Series 1A A(a)		5.1400	11/22/55	729,910
749,063	NMABS Issuer I, LLC Series 1A B(a)		5.3300	11/22/55	729,981
167,999	OWN Equipment Fund I, LLC Series 2M A(a)		5.7000	12/20/32	170,051
1,412,842	OWN Equipment Fund III, LLC Series 2M A(a)		5.4200	03/27/34	1,412,425
937,599	Regents Capital Equipment Receivables 2026-1, LLC Series 1A A(a)		5.1100	01/31/34	936,443
1,500,000	SCOOT 2026-1A A2 Series 1A A2(a)		6.3800	05/20/56	1,507,229
1,000,000	Zayo Issuer, LLC Series 1A A2(a)		5.5460	04/20/56	999,427
997,500	PAWS 2025-1A A2(a)		6.8240	01/30/56	982,633
					16,537,496

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
24,856	JP Morgan Mortgage Trust Series 2024-5 Series 5 A6(a),(c)		6.0000	11/25/54	24,814
965,892	Mill City Mortgage Loan Trust 2026-R1 Series R1 A1A(a),(d)		5.4600	10/25/62	969,281
					994,095
	TOTAL ASSET BACKED SECURITIES (Cost $39,959,116)				39,989,747

See accompanying notes to financial statements.

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
189,947	Fannie Mae REMICS Series 59 MA	5.0000	03/25/51	$189,293

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $190,430)			189,293

	CORPORATE BONDS — 21.7%
	ADVERTISING & MARKETING — 0.8%
1,550,000	Stagwell Global, LLC(a)	5.6250	08/15/29	1,509,659

	ASSET MANAGEMENT — 1.5%
500,000	Ares Strategic Income Fund	5.6000	02/15/30	492,775
1,000,000	Bain Capital Specialty Finance, Inc.	5.9500	03/01/31	971,730
250,000	Barings BDC, Inc.	5.2000	09/15/28	245,942
1,000,000	Blue Owl Credit Income Corporation	6.6500	03/15/31	1,003,349
200,000	Golub Capital Private Credit Fund(a)	5.4500	08/15/28	198,417
				2,912,213
	CABLE & SATELLITE — 0.9%
1,800,000	CCO Holdings, LLC / CCO Holdings Capital(a)	7.0000	02/01/33	1,760,634

	COMMERCIAL SUPPORT SERVICES — 0.5%
900,000	Cimpress plc(a)	7.3750	09/15/32	911,407

	ELECTRIC UTILITIES — 0.1%
150,000	Hawaiian Electric Company, Inc.(a)	6.0000	10/01/33	148,963

	ENTERTAINMENT CONTENT — 0.5%
900,000	OAK-Eagle Acquireco, Inc.(a)	8.7500	07/01/34	951,655

	HOME & OFFICE PRODUCTS — 1.7%
3,000,000	HNI Corporation(a)	5.1250	01/18/29	2,935,742
300,000	Newell Brands, Inc.	6.3750	05/15/30	296,270
50,000	Newell Brands, Inc.	6.6250	05/15/32	48,687
				3,280,699

See accompanying notes to financial statements.

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 21.7% (Continued)
	HOME CONSTRUCTION — 0.5%
985,000	Masterbrand, Inc.(a)	7.0000	07/15/32	$983,991

	INSURANCE — 0.5%
900,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)	8.0000	12/31/32	939,130

	INTERNET MEDIA & SERVICES — 0.4%
750,000	AP Core Holdings II, LLC(a)	11.0000	05/15/31	786,230

	LEISURE FACILITIES & SERVICES — 1.3%
500,000	Six Flags Entertainment Corporation(a)	7.2500	05/15/31	498,920
2,000,000	Six Flags Entertainment Corporation(a)	8.6250	01/15/32	2,055,480
				2,554,400
	LEISURE PRODUCTS — 0.2%
300,000	Polaris, Inc.	5.6000	03/01/31	299,381

	MACHINERY — 0.0%(e)
25,000	Manitowoc Company, Inc. (The)(a)	9.2500	10/01/31	26,862

	METALS & MINING — 0.5%
1,100,000	SunCoke Energy, Inc.(a)	4.8750	06/30/29	1,052,716

	OIL & GAS PRODUCERS — 0.5%
800,000	Calumet Specialty Products Partners, L.P.(a)	9.7500	02/15/31	847,561
75,000	Global Partners LP / GLP Finance Corp(a)	7.1250	07/01/33	76,315
				923,876
	PUBLISHING & BROADCASTING — 0.1%
300,000	Lamar Media Corporation(a)	5.3750	11/01/33	295,704

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
200,000	Broadstone Net Lease, LLC	5.0000	11/01/32	197,300
200,000	Highwoods Realty, L.P.	5.3500	01/15/33	199,110
				396,410

See accompanying notes to financial statements.

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 21.7% (Continued)
	RETAIL - DISCRETIONARY — 2.2% (Continued)
700,000	Bath & Body Works, Inc.	6.9500	03/01/33	$696,317
700,000	Bath & Body Works, Inc.	6.7500	07/01/36	691,422
614,000	Bath & Body Works, Inc.	7.6000	07/15/37	605,894
2,427,000	Men’s Wearhouse, LLC (The)(a)	9.0000	02/01/31	2,555,319
				4,548,952
	SOFTWARE — 2.4%
1,500,000	Concentrix Corporation	6.5000	03/01/29	1,472,484
1,425,000	Pagaya US Holdings Company, LLC(a)	8.8750	08/01/30	1,116,820
1,269,000	Rocket Software, Inc.(a)	9.0000	11/28/28	1,280,651
1,000,000	Rocket Software, Inc.(a)	6.5000	02/15/29	936,135
				4,806,090
	SPECIALTY FINANCE — 4.6%
1,700,000	Arbor Realty SR, Inc.(a)	7.8750	07/15/30	1,597,376
100,000	Atlas Warehouse Lending Company, L.P.(a)	6.2500	01/15/30	102,939
250,000	Burford Capital Global Finance, LLC(a)	9.2500	07/01/31	240,283
850,000	Burford Capital Global Finance, LLC(a)	8.5000	01/15/34	739,300
1,000,000	FirstCash, Inc.(a)	6.1250	05/01/34	1,001,220
1,650,000	LFS Topco, LLC(a)	8.7500	07/15/30	1,643,886
750,000	Oxford Finance, LLC / Oxford Finance Co-Issuer II(a)	7.7500	05/15/31	745,367
1,450,000	Rithm Capital Corporation(a)	8.0000	07/15/30	1,440,150
350,000	Rithm Capital Corporation(a)	8.0000	04/01/29	351,181
500,000	Rithm Capital Corporation(a)	8.5000	06/01/31	499,731
250,000	Stonebriar A.B.F Issuer, LLC(a)	8.1250	12/15/30	262,658
750,000	UWM Holdings, LLC(a)	6.2500	03/15/31	689,177
				9,313,268
	STEEL — 0.1%
100,000	Cleveland-Cliffs, Inc.(a)	7.6250	01/15/34	102,985

	TECHNOLOGY SERVICES — 1.2%
1,300,000	Gartner, Inc.(a)	3.7500	10/01/30	1,196,725
1,500,000	ION Platform Finance US, Inc.(a)	7.8750	09/30/32	1,163,544
				2,360,269

See accompanying notes to financial statements.

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 21.7% (Continued)
	TELECOMMUNICATIONS — 0.4%
500,000	Cogent Communications Group, Inc.(a)	7.0000	06/15/27	$499,919
350,000	Cogent Communications Group, Inc.(a)	6.5000	07/01/32	323,273
				823,192
	TRANSPORTATION & LOGISTICS — 0.6%
1,250,000	Canada Cartage Corporation(a)	9.7500	05/08/31	1,214,043

	TOTAL CORPORATE BONDS (Cost $42,834,303)			42,902,729

	U.S. GOVERNMENT & AGENCIES — 58.4%
	AGENCY FIXED RATE — 29.9%
873,243	Fannie Mae Pool FS8486	4.5000	12/01/52	842,462
172,227	Fannie Mae Pool MA5070	4.5000	07/01/53	165,675
1,472,812	Fannie Mae Pool CB6862	5.0000	08/01/53	1,460,428
1,531,560	Fannie Mae Pool MA5137	5.0000	09/01/53	1,514,689
1,109,252	Fannie Mae Pool CB7100	5.0000	09/01/53	1,098,179
1,021,658	Fannie Mae Pool MA5163	4.5000	10/01/53	983,690
1,002,416	Fannie Mae Pool MA5164	5.0000	10/01/53	991,327
1,293,868	Fannie Mae Pool FS7278	5.0000	11/01/53	1,283,079
1,176,033	Fannie Mae Pool FS6832	5.0000	11/01/53	1,163,024
450,374	Fannie Mae Pool MA5189	5.0000	11/01/53	445,230
183,646	Fannie Mae Pool MA5294	5.0000	03/01/54	181,218
1,092,633	Fannie Mae Pool MA5327	5.0000	04/01/54	1,077,402
93,531	Fannie Mae Pool MA5352	5.0000	05/01/54	92,173
104,080	Fannie Mae Pool MA5419	5.0000	07/01/54	102,597
1,448,336	Fannie Mae Pool CB9207	5.0000	09/01/54	1,427,699
206,786	Fannie Mae Pool MA5495	4.5000	10/01/54	198,727
2,286,833	Fannie Mae Pool MA5530	5.0000	11/01/54	2,253,544
1,942,701	Fannie Mae Pool DC3824	5.0000	11/01/54	1,914,271
186,587	Fannie Mae Pool MA5552	5.0000	12/01/54	183,842
93,797	Fannie Mae Pool MA5585	5.0000	01/01/55	92,388
180,083	Fannie Mae Pool MA5613	5.0000	02/01/55	177,364
958,743	Fannie Mae Pool FA0740	4.5000	03/01/55	921,381
2,925,269	Fannie Mae Pool MA5672	5.0000	04/01/55	2,881,181
946,321	Fannie Mae Pool MA5852	5.0000	10/01/55	931,996

See accompanying notes to financial statements.

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.4% (Continued)
	AGENCY FIXED RATE — 29.9% (Continued)
312,951	Freddie Mac Pool RA7773	4.0000	08/01/52	$293,654
169,039	Freddie Mac Pool SD8244	4.0000	09/01/52	158,848
1,198,660	Freddie Mac Pool QF0493	5.5000	09/01/52	1,215,206
5,439,042	Freddie Mac Pool SD8267	5.0000	11/01/52	5,400,395
1,926,516	Freddie Mac Pool SD2318	5.0000	02/01/53	1,912,586
201,256	Freddie Mac Pool SD8340	4.5000	07/01/53	193,880
1,121,404	Freddie Mac Pool SD8342	5.5000	07/01/53	1,131,031
205,256	Freddie Mac Pool SD8347	4.5000	08/01/53	197,734
169,890	Freddie Mac Pool SD8360	4.5000	09/01/53	163,532
482,363	Freddie Mac Pool SD8361	5.0000	09/01/53	477,075
6,524,826	Freddie Mac Pool SD8371	5.0000	11/01/53	6,447,955
1,550,909	Freddie Mac Pool SD4977	5.0000	11/01/53	1,537,645
149,520	Freddie Mac Pool SD6706	4.5000	01/01/54	143,975
2,478,414	Freddie Mac Pool SL4781	5.0000	07/01/54	2,452,542
1,574,178	Freddie Mac Pool RJ2664	5.0000	10/01/54	1,555,873
1,224,829	Freddie Mac Pool RJ2836	5.0000	11/01/54	1,206,748
2,733,548	Freddie Mac Pool SD8474	5.0000	11/01/54	2,699,374
199,760	Freddie Mac Pool SD7379	5.5000	01/01/55	200,868
3,715,122	Freddie Mac Pool SL0716	5.0000	03/01/55	3,662,187
2,437,203	Freddie Mac Pool SD8515	5.5000	03/01/55	2,450,722
995,898	Freddie Mac Pool SL4667	4.5000	04/01/56	957,020
2,488,892	Freddie Mac Pool RQ0118	5.0000	05/01/56	2,450,635
				59,293,051
	U.S. TREASURY BONDS — 28.5%
200,000	United States Treasury Bond	4.2500	05/15/39	192,547
3,500,000	United States Treasury Bond	4.5000	08/15/39	3,440,391
3,800,000	United States Treasury Bond	4.3750	11/15/39	3,678,430
3,400,000	United States Treasury Bond	4.6250	02/15/40	3,370,648
23,250,000	United States Treasury Bond	4.3750	05/15/40	22,404,464
8,000,000	United States Treasury Bond	4.2500	11/15/40	7,565,937
3,500,000	United States Treasury Bond	4.3750	05/15/41	3,342,773
1,000,000	United States Treasury Bond	4.0000	11/15/42	899,336
2,000,000	United States Treasury Bond	4.3750	08/15/43	1,873,086
100,000	United States Treasury Bond	4.7500	11/15/43	97,959

See accompanying notes to financial statements.

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.4% (Continued)
	U.S. TREASURY BONDS — 28.5% (Continued)
5,800,000	United States Treasury Bond	4.6250	11/15/44	$5,564,148
1,100,000	United States Treasury Bond	4.7500	02/15/45	1,071,404
2,000,000	United States Treasury Bond	4.6250	02/15/46	1,910,469
1,000,000	United States Treasury Bond	5.0000	05/15/45	1,004,238
				56,415,830
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $117,456,104)			115,708,881

	TOTAL INVESTMENTS - 100.4% (Cost $200,439,953)			$198,790,650
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%			(831,580)
	NET ASSETS - 100.0%			$197,959,070

LLC	- Limited Liability Company

LP	- Limited Partnership

Ltd.	- Limited Company

PLC	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the total market value of 144A securities is 75,671,815, or 38.2% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on May 31, 2026.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at May 31, 2026.

(e)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.7%
	AUTO LOAN — 5.1%
100,000	ACM Auto Trust 2025-3 Series 3A B(a)		6.0800	07/20/32	$99,804
66,987	ACM Auto Trust 2025-4 Series 4A A(a)		5.8700	05/20/30	67,130
100,000	FHF Issuer Trust 2026-1 Series 1A A2(a)		5.4100	09/16/30	100,311
227,349	Lendbuzz Securitization Trust 2026-1 Series 1A D (a)		6.8600	02/15/33	227,018
300,000	United Auto Credit Securitization Trust 2025-1 Series 1 E(a)		7.7100	10/10/31	277,199
					771,462
	CF-CLO-CRE — 9.9%
100,000	A10 2025-FL6 Issuer, LLC Series FL6 B(a),(b)	TSFR1M + 2.392%	6.0190	05/15/42	100,068
100,000	A10 2025-FL6 Issuer, LLC Series FL6 C(a),(b)	TSFR1M + 2.791%	6.4180	05/15/42	100,065
100,000	A10 2025-FL6 Issuer, LLC Series FL6 D(a),(b)	TSFR1M + 3.390%	7.0170	05/15/42	100,062
300,000	ACREC 2021-FL1 Ltd. Series FL1 D(a),(b)	TSFR1M + 2.764%	6.3900	10/16/36	301,092
300,000	BRSP 2024-FL2 Ltd. Series FL2 D(a),(b)	TSFR1M + 4.841%	8.4540	08/19/37	297,338
132,000	BRSP 2024-FL2 Ltd. Series FL2 E(a),(b)	TSFR1M + 6.539%	10.1510	08/19/37	134,571
200,000	FS RIALTO Series FL2 D(a),(b)	TSFR1M + 2.914%	6.5400	05/16/38	200,329
200,000	LMNT CRE 2025-FL3, LLC Series FL3 C(a),(b)	TSFR1M + 2.750%	6.3480	07/21/43	200,012
43,520	PFP 2024-11 Ltd. Series 11 A(a),(b)	TSFR1M + 1.832%	5.4700	09/17/39	43,568
					1,477,105
	CF-CLO-MML — 1.0%
150,000	Cerberus Loan Funding XL, LLC Series 1A AR(a),(b)	TSFR3M + 1.600%	5.2500	03/22/35	150,000

	CLO — 1.3%
200,000	Owl Rock CLO XX, LLC Series 20A C(a),(b)	TSFR3M + 2.100%	5.7670	10/24/34	200,049

	NON AGENCY CMBS — 1.0%
75,000	COLEM 2022-HLNE Mortgage Trust Series HLNE B(a),(c)		2.4610	04/12/42	70,721
81,607	SKY Trust 2025-LINE Series LINE A(a),(b)	TSFR1M + 2.589%	6.2160	04/15/42	81,971
					152,692
	OTHER ABS — 11.1%
118,869	ABPCI Direct Lending Fund A.B.S I Ltd. Series 1A B(a)		4.9350	12/29/30	113,905
132,224	Golub Capital Partners A.B.S Funding 2019-1 Ltd. Series 1 AR(a)		3.1000	07/20/30	125,303
282,314	Golub Capital Partners A.B.S Funding 2021-2 Ltd. Series 2A A(a)		2.9440	10/19/29	260,605
95,034	GoodLeap Home Improvement Solutions Trust 2026-1 Series 1A A(a)		5.3100	12/20/49	94,756
100,000	Lmdv Issuer Company, LLC Series 1A A2(a)		5.3100	12/15/55	99,399
100,000	MetroNet Infrastructure Issuer, LLC Series 4A A2 (a)		5.1630	12/20/55	99,844

See accompanying notes to financial statements.

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.7% (Continued)
	OTHER ABS — 11.1% (Continued)
500,000	NMABS Issuer I, LLC Series 1A C(a)		6.0700	11/22/55	$487,882
94,190	OWN Equipment Fund III, LLC Series 2M A(a)		5.4200	03/27/34	94,162
149,625	PAWS 2025-1A A2(a)		6.8240	01/30/56	147,395
150,000	SCOOT 2026-1A A2 Series 1A A2(a)		6.3800	05/20/56	150,723
					1,673,974
	RMBSN — 1.3%
97,266	BRAVO Residential Funding Trust 2026-NQM1 Series NQM1 A1(a),(c)		4.8300	12/25/65	96,527
97,537	New Residential Mortgage Loan Trust 2026-NQM3 Series NQM3 A1(a),(c)		4.8330	02/25/66	96,709
					193,236
	TOTAL ASSET BACKED SECURITIES (Cost $4,631,222)				4,618,518

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3%
	ADVERTISING & MARKETING — 1.0%
148,000	Stagwell Global, LLC(a)		5.6250	08/15/29	144,148

	ASSET MANAGEMENT — 0.7%
100,000	Golub Capital Private Credit Fund(a)		5.4500	08/15/28	99,209

	CABLE & SATELLITE — 1.3%
200,000	CCO Holdings, LLC / CCO Holdings Capital(a)		7.0000	02/01/33	195,626

	COMMERCIAL SUPPORT SERVICES — 0.7%
100,000	Cimpress plc(a)		7.3750	09/15/32	101,267

	E-COMMERCE DISCRETIONARY — 0.3%
50,000	Wayfair, Inc.(a)		6.7500	11/15/32	50,835

	ENGINEERING & CONSTRUCTION — 0.7%
100,000	Installed Building Products, Inc.(a)		5.6250	02/01/34	98,424

See accompanying notes to financial statements.

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	ENTERTAINMENT CONTENT — 0.7% (Continued)
100,000	OAK-Eagle Acquireco, Inc.(a)	8.7500	07/01/34	$105,739

	HOME & OFFICE PRODUCTS — 2.4%
200,000	HNI Corporation(a)	5.1250	01/18/29	195,717
125,000	Newell Brands, Inc.	6.6250	09/15/29	125,192
50,000	Whirlpool Corporation	6.5000	06/15/33	45,430
				366,339
	HOME CONSTRUCTION — 1.0%
150,000	Masterbrand, Inc.(a)	7.0000	07/15/32	149,846

	INSURANCE — 0.7%
100,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)	8.0000	12/31/32	104,348

	INTERNET MEDIA & SERVICES — 0.7%
100,000	AP Core Holdings II, LLC(a)	11.0000	05/15/31	104,831

	LEISURE FACILITIES & SERVICES — 1.4%
50,000	Six Flags Entertainment Corporation(a)	7.2500	05/15/31	49,892
150,000	Six Flags Entertainment Corporation(a)	8.6250	01/15/32	154,161
				204,053
	LEISURE PRODUCTS — 0.3%
50,000	Polaris, Inc.	5.6000	03/01/31	49,897

	METALS & MINING — 0.3%
50,000	SunCoke Energy, Inc.(a)	4.8750	06/30/29	47,851

	OIL & GAS PRODUCERS — 1.8%
200,000	Calumet Specialty Products Partners, L.P.(a)	9.7500	02/15/31	211,890
50,000	Golar LNG Ltd.(a)	7.5000	10/02/30	51,153
				263,043
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
50,000	WBI Operating, LLC(a)	6.2500	10/15/30	50,456

See accompanying notes to financial statements.

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
50,000	Highwoods Realty, L.P.	5.3500	01/15/33	$49,778

	RETAIL - DISCRETIONARY — 2.8%
150,000	Bath & Body Works, Inc.	6.7500	07/01/36	148,162
250,000	Men’s Wearhouse, LLC (The)(a)	9.0000	02/01/31	263,217
				411,379
	SOFTWARE — 2.8%
100,000	Concentrix Corporation	6.5000	03/01/29	98,166
163,000	Pagaya US Holdings Company, LLC(a)	8.8750	08/01/30	127,748
125,000	Rocket Software, Inc.(a)	9.0000	11/28/28	126,148
75,000	Rocket Software, Inc.(a)	6.5000	02/15/29	70,210
				422,272
	SPECIALTY FINANCE — 7.9%
180,000	Arbor Realty SR, Inc.(a)	7.8750	07/15/30	169,134
50,000	Burford Capital Global Finance, LLC(a)	9.2500	07/01/31	48,057
150,000	Burford Capital Global Finance, LLC(a)	8.5000	01/15/34	130,465
150,000	FirstCash, Inc.(a)	6.1250	05/01/34	150,183
225,000	LFS Topco, LLC(a)	8.7500	07/15/30	224,166
150,000	Oxford Finance, LLC / Oxford Finance Co-Issuer II(a)	7.7500	05/15/31	149,073
200,000	Rithm Capital Corporation(a)	8.0000	07/15/30	198,641
75,000	Stonebriar A.B.F Issuer, LLC(a)	8.1250	12/15/30	78,797
50,000	UWM Holdings, LLC(a)	6.2500	03/15/31	45,945
				1,194,461
	STEEL — 0.4%
50,000	Cleveland-Cliffs, Inc.(a)	7.6250	01/15/34	51,492

	TECHNOLOGY SERVICES — 0.9%
150,000	ION Platform Finance US, Inc. / ION Platform(a)	9.5000	05/30/29	140,421

	TELECOMMUNICATIONS — 0.3%
50,000	Cogent Communications Group, Inc.(a)	7.0000	06/15/27	49,992

See accompanying notes to financial statements.

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	TRANSPORTATION & LOGISTICS — 1.6%
250,000	Canada Cartage Corporation(a)	9.7500	05/08/31	$245,626

	TOTAL CORPORATE BONDS (Cost $4,668,225)			4,701,333

	U.S. GOVERNMENT & AGENCIES — 37.5%
	AGENCY FIXED RATE — 37.5%
115,154	Fannie Mae Pool CB5580	4.5000	10/01/52	111,083
104,789	Fannie Mae Pool FS8486	4.5000	12/01/52	101,095
627,807	Fannie Mae Pool MA5072	5.5000	06/01/53	632,993
343,665	Fannie Mae Pool CB6862	5.0000	08/01/53	340,775
477,314	Fannie Mae Pool MA5294	5.0000	03/01/54	471,004
112,891	Fannie Mae Pool MA5353	5.5000	05/01/54	113,564
98,264	Fannie Mae Pool MA5585	5.0000	01/01/55	96,788
110,345	Fannie Mae Pool MA5613	5.0000	02/01/55	108,679
948,112	Freddie Mac Pool RA7357	4.5000	07/01/52	915,379
576,135	Freddie Mac Pool RA7784	4.5000	08/01/52	556,063
153,970	Freddie Mac Pool SD6706	4.5000	01/01/54	148,260
408,568	Freddie Mac Pool SD6985	5.0000	11/01/54	402,384
123,160	Freddie Mac Pool SD8521	4.0000	04/01/55	115,441
1,047,652	Freddie Mac Pool SD8523	5.0000	04/01/55	1,031,862
497,778	Freddie Mac Pool RQ0118	5.0000	05/01/56	490,127
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,671,902)			5,635,497

	TOTAL INVESTMENTS - 99.5% (Cost $14,971,349)			$14,955,348
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%			68,518
	NET ASSETS - 100.0%			$15,023,866

LLC	- Limited Liability Company

LP	- Limited Partnership

Ltd.	- Limited Company

PLC	- Public Limited Company

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026 the total market value of 144A securities is 8,803,226 or 58.6% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on May 31, 2026.

See accompanying notes to financial statements.

WEITZ SHORT DURATION BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.2%
	ARMS — 0.9%
50,000	Audax Senior Debt Clo 7, LLC Series 7A AR2(a),(b)	TSFR3M + 1.600%	5.2460	04/20/35	$50,088

	AUTO LOAN — 2.1%
40,000	ACM Auto Trust 2025-3 Series 3A B(a)		6.0800	07/20/32	39,922
40,000	FHF Issuer Trust 2026-1 Series 1A A2(a)		5.4100	09/16/30	40,124
40,000	Research-Driven Pagaya Motor Asset Trust 2026-3 Series 3A A4(a)		5.8830	03/26/35	40,125
					120,171
	CF-CLO-MML — 0.4%
25,000	Cerberus Loan Funding XL, LLC Series 1A AR(a),(b)	TSFR3M + 1.600%	5.2500	03/22/35	25,000

	CLO — 1.4%
25,000	Eldridge MMPC CLO 2026-2 Ltd. Series 2A A1(a),(b)	TSFR3M + 1.600%	5.2240	07/15/38	25,040
25,000	MCF CLO IX Ltd. Series 1A AR3(a),(b)	TSFR3M + 1.620%	5.2580	04/17/39	25,035
25,000	PFP 2026-14 Ltd. Series 14 A(a),(b)	TSFR1M + 1.320%	4.9700	12/18/43	25,007
					75,082
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5%
39,242	A&D Mortgage Trust 2026-NQM3 Series NQM3 A1(a),(c)		5.0800	04/25/71	39,178
49,707	Aspire Mortgage Trust 2026-2 Series 2 A1(a),(c)		5.3250	04/26/66	49,710
59,653	Cross 2026-NQM5 Mortgage Trust Series NQM5 A1(a),(c)		5.0940	03/25/71	59,405
50,000	GS Mortgage-Backed Securities Trust 2026-CES3 Series CES3 A1A(a),(d)		5.3580	09/25/56	50,064
39,075	GS Mortgage-Backed Securities Trust 2026-NQM3 Series NQM3 A1A(a),(d)		5.2220	05/25/66	39,097
58,339	GS Mortgage-Backed Securities Trust 2026-PJ6 Series PJ6 A7(a),(c)		5.5000	09/25/56	58,657
71,218	J.P. Morgan Mortgage Trust Series 2025-CCM2 Series CCM2 A4A(a),(c)		5.5000	09/25/55	71,096
40,000	J.P. Morgan Mortgage Trust 2026-NQM3 Series NQM3 A1A(a),(d)		5.4800	10/25/66	40,084
39,726	J.P.H Morgan Mortgage Trust 2026-NQM2 Series NQM2 A1A(a),(d)		5.1540	09/25/66	39,687
38,997	Mill City Mortgage Loan Trust 2026-R1 Series R1 A1A(a),(d)		5.4600	10/25/62	39,134
49,049	Morgan Stanley Residential Mortgage Loan Trust Series NQM4 A1(a),(c)		5.0750	03/25/71	48,880
					534,992
	HOME EQUITY — 1.7%
39,034	GS Mortgage-Backed Securities Trust 2026-CES2 Series CES2 A1A(a),(d)		5.2270	06/25/56	39,032
58,094	OBX 2026-CES1 Trust Series CES1 A1A(a),(d)		5.1920	04/25/56	57,934
					96,966

See accompanying notes to financial statements.

WEITZ SHORT DURATION BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.2% (Continued)
	OTHER ABS — 6.5%
40,000	BHG Securitization Trust 2026-1CON Series 1CON B(a)		5.3000	06/17/36	$39,968
16,528	Golub Capital Partners A.B.S Funding 2019-1 Ltd. Series 1 AR(a)		3.1000	07/20/30	15,663
21,174	Golub Capital Partners A.B.S Funding 2021-2 Ltd. Series 2A A(a)		2.9440	10/19/29	19,545
28,510	GoodLeap Home Improvement Solutions Trust 2026-1 Series 1A A(a)		5.3100	12/20/49	28,427
40,000	Mtp Abs Funding, LLC Series 1A A2(a)		5.1980	04/25/56	39,899
56,256	Regents Capital Equipment Receivables 2026-1, LLC Series 1A A(a)		5.1100	01/31/34	56,186
50,000	SCOOT 2026-1A A2 Series 1A A2(a)		6.3800	05/20/56	50,241
40,000	UPG HI 2026-1 Issuer Trust Series 1 A(a)		5.0300	02/25/48	39,936
40,000	Upgrade Master Pass-Thru Trust Series 2026-ST2 Series ST2 B(a)		5.4280	06/15/34	40,155
30,000	Zayo Issuer, LLC Series 1A A2(a)		5.5460	04/20/56	29,983
					360,003
	RMBSN — 1.7%
48,633	BRAVO Residential Funding Trust 2026-NQM1 Series NQM1 A1(a),(c)		4.8300	12/25/65	48,264
48,769	New Residential Mortgage Loan Trust 2026-NQM3 Series NQM3 A1(a),(c)		4.8330	02/25/66	48,354
					96,618
	TOTAL ASSET BACKED SECURITIES (Cost $1,358,091)				1,358,920

	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
49,003	Freddie Mac REMICS Series 5659 CM		5.0000	11/25/46	49,061
128,336	Freddie Mac REMICS Series 5504 DA		5.5000	07/25/51	129,500
					178,561
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $179,022)				178,561

See accompanying notes to financial statements.

WEITZ SHORT DURATION BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.4%
	ADVERTISING & MARKETING — 0.4%
25,000	Stagwell Global, LLC(a)	5.6250	08/15/29	$24,349

	ASSET MANAGEMENT — 2.7%
40,000	Ares Strategic Income Fund	5.7000	03/15/28	40,050
30,000	Ares Strategic Income Fund(a)	5.8000	09/09/30	29,606
40,000	Golub Capital Private Credit Fund(a)	5.4500	08/15/28	39,683
40,000	Sixth Street Lending Partners	5.7500	01/15/30	39,802
				149,141
	REAL ESTATE INVESTMENT TRUSTS — 0.9%
50,000	VICI Properties LP / VICI Note Co Inc(a)	4.6250	12/01/29	49,205

	SOFTWARE — 0.4%
25,000	Rocket Software, Inc.(a)	9.0000	11/28/28	25,230

	TECHNOLOGY SERVICES — 1.0%
60,000	Gartner, Inc.(a)	3.7500	10/01/30	55,233

	TOTAL CORPORATE BONDS (Cost $302,021)			303,158

	U.S. GOVERNMENT & AGENCIES — 57.9%
	AGENCY FIXED RATE — 2.3%
125,125	Fannie Mae Pool MA5767	5.5000	07/01/45	126,752

	U.S. TREASURY BILLS — 14.2%
800,000	United States Treasury Bill(e)	-	06/25/26	798,067

	U.S. TREASURY NOTES — 41.4%
500,000	United States Treasury Note	3.5000	09/30/26	499,588
250,000	United States Treasury Note	4.1250	03/31/29	250,493
200,000	United States Treasury Note	3.7500	12/31/30	196,832
500,000	United States Treasury Note	4.0000	01/31/31	497,119
100,000	United States Treasury Note	3.8750	03/31/31	98,867

See accompanying notes to financial statements.

WEITZ SHORT DURATION BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.9% (Continued)
	U.S. TREASURY NOTES — 41.4% (Continued)
400,000	United States Treasury Note	3.7500	08/31/31	$392,180
400,000	United States Treasury Note	4.0000	04/30/32	395,617
				2,330,696
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,265,895)			3,255,515

	TOTAL INVESTMENTS - 90.7% (Cost $5,105,029)			$5,096,154
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.3%			523,791
	NET ASSETS - 100.0%			$5,619,945

LLC	- Limited Liability Company

LP	- Limited Partnership

Ltd.	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026 the total market value of 144A securities is 1,582,227 or 28.2% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on May 31, 2026.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at May 31, 2026.

(e)	Zero coupon bond.

See accompanying notes to financial statements.

Weitz ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026

	Weitz Core Plus	Weitz Multisector	Weitz Short Duration
	Bond ETF	Bond ETF	Bond ETF
ASSETS
Investment securities:
At cost	$200,439,953	$14,971,349	$5,105,029
At fair value	$198,790,650	$14,955,348	$5,096,154
Cash and cash equivalents	7,860,499	169,159	776,835
Dividend and interest receivable	756,788	85,657	17,266
Receivable due from Advisor, net	—	12,563	17,471
TOTAL ASSETS	207,407,937	15,222,727	5,907,726

LIABILITIES
Payable for securities purchased	9,338,469	150,000	248,354
Investment advisory fees payable	51,244	—	—
Fees payable to related parties	25,341	22,643	15,739
Accrued expenses and other liabilities	33,813	26,218	23,688
TOTAL LIABILITIES	9,448,867	198,861	287,781
NET ASSETS	$197,959,070	$15,023,866	$5,619,945

Net Assets Consist Of:
Paid in capital	$199,464,518	$15,024,958	$5,626,102
Accumulated losses	(1,505,448)	(1,092)	(6,157)
NET ASSETS	$197,959,070	$15,023,866	$5,619,945

Net Asset Value Per Share:
Shares:
Net assets	$197,959,070	$15,023,866	$5,619,945
Shares of beneficial interest outstanding (a)	7,825,000	600,000	225,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.30	$25.04	$24.98

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Weitz ETFs
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2026

	Weitz Core Plus	Weitz Multisector	Weitz Short Duration
	Bond ETF *	Bond ETF *	Bond ETF *
INVESTMENT INCOME
Interest	$4,687,111	$334,591	$29,575
TOTAL INVESTMENT INCOME	4,687,111	334,591	29,575

EXPENSES
Investment advisory fees	341,225	26,605	2,906
Administrative services fees	86,192	51,988	13,421
Compliance officer fees	28,348	20,165	3,676
Legal fees	21,105	12,088	3,509
Audit fees	15,020	15,024	7,930
Transfer agent fees	14,906	11,093	2,507
Custodian fees	13,251	7,397	2,214
Trustees’ fees and expenses	12,204	8,588	2,758
Printing and postage expenses	8,469	6,106	1,421
Insurance expense	3,500	3,501	585
Other expenses	12,498	4,210	585
TOTAL EXPENSES	556,718	166,765	41,512
Less: Fees waived and expenses reimbursed by the Advisor	(167,046)	(131,926)	(38,183)
NET EXPENSES	389,672	34,839	3,329

NET INVESTMENT INCOME	4,297,439	299,752	26,246

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments	(39,196)	1,812	—
Net change in unrealized depreciation on investments	(1,649,303)	(16,001)	(8,875)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,688,499)	(14,189)	(8,875)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,608,940	$285,563	$17,371

*	The Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF, and Weitz Short Duration Bond ETF commenced operations on August 12, 2025, November 4, 2025, and March 31, 2026 respectively.

See accompanying notes to financial statements.

Weitz Core Plus Bond ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
May 31, 2026 *
FROM OPERATIONS
Net investment income	$4,297,439
Net realized loss from investments	(39,196)
Net change in unrealized depreciation on investments	(1,649,303)
Net increase in net assets resulting from operations	2,608,940

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(4,115,400)
Net decrease in net assets from distributions to shareholders	(4,115,400)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	200,721,627
Payments for shares redeemed	(1,256,097)
Net increase in net assets from shares of beneficial interest	199,465,530

TOTAL INCREASE IN NET ASSETS	197,959,070

NET ASSETS
Beginning of period	—
End of Period	$197,959,070

SHARE ACTIVITY
Shares Outstanding, Beginning of Period	—
Shares Sold	7,875,000
Shares Redeemed	(50,000)
Shares Outstanding, End of Period	7,825,000

*	The Weitz Core Plus Bond ETF commenced operations on August 12, 2025.

See accompanying notes to financial statements.

Weitz Multisector Bond ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
May 31, 2026 *
FROM OPERATIONS
Net investment income	$299,752
Net realized gain from investments	1,812
Net change in unrealized depreciation on investments	(16,001)
Net increase in net assets resulting from operations	285,563

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(286,698)
Net decrease in net assets from distributions to shareholders	(286,698)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	15,025,001
Net increase in net assets from shares of beneficial interest	15,025,001

TOTAL INCREASE IN NET ASSETS	15,023,866

NET ASSETS
Beginning of Period	—
End of Period	$15,023,866

SHARE ACTIVITY
Shares Outstanding, Beginning of Period	—
Shares Sold	600,000
Shares Outstanding, End of Period	600,000

*	The Weitz Multisector Bond ETF commenced operations on November 4, 2025.

See accompanying notes to financial statements.

Weitz Short Duration Bond ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
May 31, 2026 *
FROM OPERATIONS
Net investment income	$26,246
Net realized gain from investments	—
Net change in unrealized depreciation on investments	(8,875)
Net increase in net assets resulting from operations	17,371

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(23,528)
Net decrease in net assets from distributions to shareholders	(23,528)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,626,102
Net increase in net assets from shares of beneficial interest	5,626,102

TOTAL INCREASE IN NET ASSETS	5,619,945

NET ASSETS
Beginning of Period	—
End of Period	$5,619,945

SHARE ACTIVITY
Shares Outstanding, Beginning of Period	—
Shares Sold	225,000
Shares Outstanding, End of Period	225,000

*	The Weitz Short Duration Bond ETF commenced operations on March 31, 2026.

See accompanying notes to financial statements.

Weitz Core Plus Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	May 31, 2026 (a)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (b)	1.02
Net realized and unrealized gain on investments	0.08
Total from investment operations	1.10
Less distributions from:
Net investment income	(0.80)
Net realized gains	(0.00	) (c)
Total distributions	(0.80)
Net asset value, end of period	$25.30
Total return(d)	4.44	% (e)
Net assets, end of period (000s)	$197,959
Ratio of gross expenses to average net assets	0.65	% (f)
Ratio of net expenses to average net assets	0.45	% (f)
Ratio of net investment income to average net assets	5.02	% (f)
Portfolio Turnover Rate(g)	23	% (e)

(a)	The Weitz Core Plus Bond ETF commenced operations on August 12, 2025.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Amount rounds to less than $0.005

(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

Weitz Multisector Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	May 31, 2026 (a)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (b)	0.80
Net realized and unrealized loss on investments	(0.05)
Total from investment operations	0.75
Less distributions from:
Net investment income	(0.71)
Total distributions	(0.71)
Net asset value, end of period	$25.04
Total return(c)	3.03	% (d)
Net assets, end of period (000s)	$15,024
Ratio of gross expenses to average net assets	3.13	% (e)
Ratio of net expenses to average net assets	0.65	% (e)
Ratio of net investment income to average net assets	5.62	% (e)
Portfolio Turnover Rate(f)	40	% (d)

(a)	The Weitz Multisector Bond ETF commenced operations on November 4, 2025.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

Weitz Short Duration Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	May 31, 2026 (a)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (b)	0.15
Net realized and unrealized loss on investments	(0.05)
Total from investment operations	0.10
Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)
Net asset value, end of period	$24.98
Total return(c)	0.40	% (d)
Net assets, end of period (000s)	$5,620
Ratio of gross expenses to average net assets	5.69	% (e)
Ratio of net expenses to average net assets	0.45	% (e)
Ratio of net investment income to average net assets	3.60	% (e)
Portfolio Turnover Rate(f)	2	% (d)

(a)	The Weitz Short Duration Bond ETF commenced operations on March 31, 2026.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

Weitz ETFs

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

(1)	ORGANIZATION

The Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF, and Weitz Short Duration Bond ETF (each a “Fund” or collectively the “Funds”) are each a non-diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF, and Weitz Short Duration Bond ETF commenced operations on August 12, 2025, November 4, 2025, and March 31, 2026, respectively. Each Fund is an actively managed exchange traded fund (“ETF”). The investment objectives of the Weitz Core Plus Bond ETF and Weitz Short Duration Bond ETF are current income and capital preservation, and the investment objective of the Weitz Multisector Bond ETF is to provide a high level of current income. Each Fund’s investment objective may be changed by the Board upon 60 days’ written notice to shareholders.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies, including Accounting Standards Update 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value (“NAV”).

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public

Weitz ETFs

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their NAV. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective NAVs as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive

Weitz ETFs

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2026 for the Funds’ assets and liabilities measured at fair value:

Weitz Core Plus Bond ETF

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$39,989,747	$—	$39,989,747
Collateralized Mortgage Obligations	—	189,293	—	189,293
Corporate Bonds	—	42,902,729	—	42,902,729
U.S Government & Agencies	—	115,708,881	—	115,708,881
Total	$—	$198,790,650	$—	$198,790,650

Weitz Multisector Bond ETF

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$4,618,518	$—	$4,618,518
Corporate Bonds	—	4,701,333	—	4,701,333
U.S Government & Agencies	—	5,635,497	—	5,635,497
Total	$—	$14,955,348	$—	$14,955,348

Weitz Short Duration Bond ETF

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,358,920	$—	$1,358,920
Collateralized Mortgage Obligations	—	178,561	—	178,561
Corporate Bonds	—	303,158	—	303,158
U.S Government & Agencies	—	3,255,515	—	3,255,515
Total	$—	$5,096,154	$—	$5,096,154

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Weitz ETFs

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Funds. Each Fund distributes their net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Cash

Each Fund considers its investments in an FDIC (“Federal Deposit Insurance Corporation”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high-quality financial institution.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ May 31, 2026, year-end tax returns.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds and Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Weitz ETFs

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

(3)	INVESTMENT TRANSACTIONS

For the period ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions, U.S. government securities, and short-term investments) for the Funds were as follows:

	Purchases	Proceeds from	Purchases	Proceeds from
	of Securities	Sales of Securities	of U.S.	Sales of U.S.
	excluding U.S.	excluding U.S.	Government	Government
	Government Securities	Government Securities	Securities	Securities
Weitz Core Plus Bond ETF	$98,369,379	$15,488,262	$123,974,425	$6,511,879
Weitz Multisector Bond ETF	10,500,665	1,205,382	7,402,070	1,736,192
Weitz Short Duration Bond ETF	1,079,269	36,247	3,263,498	—

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Weitz Investment Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). Fees incurred under this agreement are paid directly by the Funds. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.40%, 0.50%, 0.40% of the Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF, and of the Weitz Short Duration Bond ETF’s average daily net assets, respectively. For the period ended May 31, 2026, the Adviser earned $341,225, $26,605, and $2,906 in advisory fees for Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF and Weitz Short Duration Bond ETF, respectively.

Pursuant to an operating expense limitation agreement (the “Agreement”) between the Adviser and the Trust on behalf of the Funds, the Adviser has agreed to waive its fees and/or absorb expenses of the Funds to ensure that the total annual fund operating expenses for the Funds (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed the 0.45%, 0.65%, and 0.45% of the average daily net assets for Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF, and Weitz Short Duration Bond ETF respectively, through September 30, 2026. This operating expense limitation agreement can be terminated only by, or with consent of the Board. The Adviser is permitted to receive reimbursement from the Funds for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date of the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. For the period ended May 31, 2026, the Adviser waived fees and/or reimbursed expenses in the amount of $167,046, $131,926, and $38,183 for Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF, and Weitz Short Duration Bond ETF respectively, which are subject to recapture by the Adviser before May 31, 2029 pursuant to the agreement.

Weitz ETFs

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

In addition, the following provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the period are shown in the Statement of Operations under “Professional fees.”

BluGiant, LLC (“BluGiant”) – BluGiant provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Funds as of May 31, 2026 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
Weitz Core Plus Bond ETF	$200,466,010	$970,813	$(2,646,173)	$(1,675,360)
Weitz Multisector Bond ETF	14,978,146	115,941	(138,739)	(22,798)
Weitz Short Duration Bond ETF	5,105,029	5,205	(14,080)	(8,875)

The tax character of fund distributions paid for the period ended May 31, 2026, was as follows:

For the period ended May 31, 2026:
	Ordinary	Long-Term	Return	Tax-Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Weitz Core Plus Bond ETF	$4,115,400	$—	$—	$—	$4,115,400
Weitz Multisector Bond ETF	286,698	—	—	—	286,698
Weitz Short Duration Bond ETF	23,528	—	—	—	23,528

As of May 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	And	Carry	Appreciation/	Accumulated
Fund	Income	Late Year Loss	Forwards	Depreciation	Earnings/(Deficits)
Weitz Core Plus Bond ETF	$208,114	$(38,202)	$—	$(1,675,360)	$(1,505,448)
Weitz Multisector Bond ETF	21,706	—	—	(22,798)	(1,092)
Weitz Short Duration Bond ETF	2,848	—	(130)	(8,875)	(6,157)

Weitz ETFs

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Post October
Fund	Losses
Weitz Core Plus Bond ETF	$38,202
Weitz MultiSector ETF	—
Weitz Short Duration Bond ETF	—

Capital losses incurred after October 31 within the fiscal period are deemed to arise on the first business day of the following fiscal period for tax purposes. The Weitz Core Plus ETF incurred and elected to defer such capital losses of $38,202.

At May 31, 2026, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Fund	Short-Term	Long-Term	Total
Weitz Core Plus Bond ETF	$—	$—	$—
Weitz Multisector Bond ETF	—	—	—
Weitz Short Duration Bond ETF	130	—	130

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) of non-deductible expenses, resulted in reclassifications for the Funds for the period ended May 31, 2026, as follows:

	Paid	Accumulated
	In	Earnings (Losses)
Fund	Capital	Long-Term
Weitz Core Plus Bond ETF	$(1,012)	$1,012
Weitz Multisector Bond ETF	(43)	43
Weitz Short Duration Bond ETF	—	—

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. For purposes of GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Only Authorized Participants (“APs”) or transactions done through an AP are permitted to purchase or redeem Creation Units from the Funds. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statement of Changes in Net Assets.

Weitz ETFs

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

The Transaction Fees for the Funds are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$300	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

Investment strategies and risk factors of each Fund are discussed in the Funds’ Prospectus and SAI.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Northern Lights Fund Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Weitz Core Plus Bond ETF, Weitz Multisector Bond ETF and Weitz Short Duration Bond ETF (the “Funds”), each a series of Northern Lights Fund Trust II (the “Trust”), including the schedule of investments, as of May 31, 2026, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

	Statements of	Statements of
Individual Funds	operations	changes in net assets	Financial highlights
Weitz Core Plus Bond ETF	For the period August 12, 2025 (commencement of operations) through May 31, 2026.	For the period August 12, 2025 (commencement of operations) through May 31, 2026.	For the period August 12, 2025 (commencement of operations) through May 31, 2026.

Weitz Multisector Bond ETF	For the period November 4, 2025 (commencement of operations) through May 31, 2026.	For the period November 4, 2025 (commencement of operations) through May 31, 2026.	For the period November 4, 2025 (commencement of operations) through May 31, 2026.

Weitz Short Duration Bond ETF	For the period March 31, 2026 (commencement of operations) through May 31, 2026.	For the period March 31, 2026 (commencement of operations) through May 31, 2026.	For the period March 31, 2026 (commencement of operations) through May 31, 2026.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 29, 2026

Weitz ETFs

ADDITIONAL INFORMATION (Unaudited)

May 31, 2026

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 30, 2025 the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between Weitz Investment Management, Inc. (“Weitz”) and the Trust on behalf of each of the Weitz Core Plus Bond ETF (the “Weitz Core ETF”) and Weitz Multisector Bond ETF (the “Weitz Multisector ETF” and together with the Weitz Core ETF, the “Funds”).

Based on their evaluation of the information provided by Weitz, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreements with respect to each of the Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by Independent trustee counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreements and comparative information relating to the advisory fee and other expenses of the Funds. The materials also included due diligence materials relating to Weitz (including due diligence questionnaires completed by Weitz, select financial information of Weitz, bibliographic information regarding Weitz’s key management and investment advisory personnel, and comparative fee information relating to the Funds and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from Fund management. In considering the approval of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the of the Advisory Agreement was in the best interests of each Fund and their respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Weitz related to the proposed approval of the Advisory Agreement, including its ADV, a description of the

Weitz ETFs

ADDITIONAL INFORMATION (Unaudited)

May 31, 2026

manner in which investment decisions will be made and executed, and a review of the personnel that will be performing services for each of the Funds, including the individuals that will primarily monitor and execute the investment strategies. The Board noted that Weitz has been a registered investment adviser with the SEC since May, 1983, and that its personnel have many years of experience in the financial services industry and with investment management. The Board discussed Weitz’s research capabilities and the quality of its compliance infrastructure. Additionally, the Board received satisfactory responses from representatives of Weitz with respect to a series of important questions, including: whether Weitz or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of each of the Funds; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with each of the Fund’s investment limitations, noting that Weitz’s CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under Weitz’s compliance program. The Board reviewed the capitalization of Weitz and, based on financial information provided by and representations made by Weitz and its representatives, concluded that Weitz was sufficiently well-capitalized in order to meet its obligations to each of the Funds. The Board also discussed Weitz’s compliance program with the CCO of the Trust and the Board noted that the CCO of the Trust represented that based on his review, the Weitz’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Weitz’s representation that the draft prospectus and statement of additional information for the Weitz Core ETF and the Weitz Multisector ETF accurately describes the investment strategies of the Weitz Core ETF and the Weitz Multisector ETF, respectively. After further discussion, the Board concluded that Weitz had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Weitz to each of the Funds appear to be satisfactory.

Performance. Because the Weitz Core ETF and the Weitz Multisector ETF had not yet commenced operations, the Board reviewed the composite performance of Weitz’s similarly managed accounts. The Board noted that the Weitz Core Plus Income Composite, net of fees, has outperformed its benchmark, the Bloomberg U.S. Aggregate (U.S. Agg) Index for the one year, three year, five-year and ten-year periods while further noting that Weitz does not currently manage any accounts with a strategy similar to the Weitz Multisector ETF. After further discussion, the Board was satisfied that Weitz would be able to provide an adequate level of performance for the Weitz Core ETF and the Weitz Multisector ETF.

Fees and Expenses. As to the costs of the services to be provided by Weitz, the Board reviewed and discussed the proposed advisory fee for the Weitz Core ETF and the Weitz Multisector ETF and the anticipated total operating expenses for the Weitz Core ETF and the Weitz Multisector ETF as compared to its respective peer group and Morningstar category as presented in the Board Materials. The Board noted, with respect to the Weitz Core ETF, that the proposed advisory fee was at the median for both the peer group and Morningstar category, and, with respect to the Weitz Multisector ETF, that the proposed advisory fee was at the median for the

Weitz ETFs

ADDITIONAL INFORMATION (Unaudited)

May 31, 2026

Morningstar category and only slightly above the median for the peer group. The Board then reviewed the contractual arrangements for each of the Funds noting that Weitz had agreed to contractually waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees until September 30, 2026, so as not to exceed 0.45% and 0.65% of the average annual net assets of the Weitz Core ETF and Weitz Multisector ETF, respectively, and found such arrangements beneficial to shareholders of the respective Funds. The Board concluded that the advisory fee to be charged by Weitz with respect to the Weitz Core ETF and the Weitz Multisector ETF was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Weitz with respect to each of the Funds based on profitability estimates and analyses provided by Weitz and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by Weitz and the projected growth of the Weitz Core ETF and the Weitz Multisector ETF, the anticipated level of profit from Weitz’s relationship with each of the Funds was not excessive.

Economies of Scale. As to the extent to which the Weitz Core ETF and the Weitz Multisector ETF will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Weitz’s expectations for growth of each of the Funds and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Messrs. Baum and Westle assisted the Board throughout the agreement review process. The Board members relied upon the advice of independent counsel, and their own business judgement in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Weitz as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each of Weitz Core ETF and Weitz Multisector ETF that (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the Advisory Agreement is in the best interests of each of Weitz Core ETF and Weitz Multisector ETF and their respective shareholders. In considering the approval of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Advisory Agreement was in the best interests of each of the Funds and their respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

At a Meeting of the Trust held on January 21, 2026 the Board, including the Independent Trustees, considered the approval of the Advisory Agreement between Weitz and the Trust on behalf of each of the Weitz Short Duration Bond ETF (the “Weitz Short Duration”).

Weitz ETFs

ADDITIONAL INFORMATION (Unaudited)

May 31, 2026

Based on their evaluation of the information provided by Weitz, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreements with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by Independent trustee counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreements and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to Weitz (including due diligence questionnaires completed by Weitz, select financial information of Weitz, bibliographic information regarding Weitz’s key management and investment advisory personnel, and comparative fee information relating to the Fund and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from Fund management. In considering the approval of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the of the Advisory Agreement was in the best interests of the Fund and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Weitz related to the proposed approval of the Weitz Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for Weitz Short Duration, including the individuals that will primarily monitor and execute the investment process. The Board noted that Weitz has been registered as an investment adviser with the SEC since June 1983, and that its personnel have many years of experience in the financial services industry and with investment management. The Board discussed Weitz’s research capabilities and the quality of its compliance infrastructure noting that Weitz maintains an in-house compliance department of experienced and qualified individuals to oversee the development of its compliance program with respect to advising a registered fund and assist with oversight of the program. Additionally, the Board received satisfactory responses from representatives of Weitz with respect to a series of important questions, including: whether Weitz or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Weitz Short Duration; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with Weitz Short Duration’s investment limitations, noting that Weitz’s CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under Weitz’s compliance program. The Board reviewed the capitalization of Weitz and, based on financial information provided by and representations made by Weitz and its representatives, concluded that Weitz was sufficiently well-capitalized in order to meet its

Weitz ETFs

ADDITIONAL INFORMATION (Unaudited)

May 31, 2026

obligations to Weitz Short Duration. The Board noted that the Trust’s CCO represented that Weitz’s compliance policies and procedures are reasonably designed to prevent violations of applicable securities laws. The Board also noted Weitz’s representation that the draft prospectus and statement of additional information for Weitz Short Duration accurately describe the investment strategies and risks of Weitz Short Duration. After further discussion, the Board concluded that Weitz had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the Weitz Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Weitz to Weitz Short Duration appear to be satisfactory.

Performance. Because Weitz Short Duration had not yet commenced operations, the Board reviewed the composite performance of Weitz’s similarly managed accounts. The Board noted that the strategy has produced positive returns for those accounts and also noted that they were satisfied with the performance of the other ETFs managed by Weitz in the Trust. After further discussion, the Board was satisfied that Weitz would be able to provide an adequate level of performance for Weitz Short Duration.

Fees and Expenses. As to the costs of the services to be provided by Weitz, the Board reviewed and discussed the proposed advisory fee for Weitz Short Duration compared to its peer group and Morningstar category as presented in the Board Materials noting that the proposed fee, while above the peer group and category median, was not highest fee in either its peer group or category.

The Board then reviewed the contractual arrangements for Weitz Short Duration noting that Weitz has agreed contractually to waive or limit its advisory fee and/or reimburse expenses for the Fund in order to limit its net annual operating expenses, exclusive of certain fees at least until September 30, 2027, to not exceed 0.45% of the average annual net assets of the Fund, and found such arrangements to be beneficial to the shareholders. The Board concluded that the fee to be charged by Weitz with respect to Weitz Short Duration was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Weitz with respect to Weitz Short Duration based on profitability estimates and analyses provided by Weitz and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by Weitz and the projected growth of Weitz Short Duration, the anticipated level of profit from Weitz’s relationship with Weitz Short Duration was not excessive.

Economies of Scale. As to the extent to which Weitz Short Duration will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Weitz’s expectations for growth of Weitz Short Duration and concluded that any material economies of scale would not be achieved in the near term.

INVESTMENT ADVISER

Weitz Investment Management, Inc.

Blackstone Plaza

3555 Farnam Street, Suite 800

Omaha, NE 68131

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	7/30/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	7/30/26

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	7/30/26